Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021
Total Consolidated Segments [Domain Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		€ 786,776	[1]	€ 764,298	[2]
Allowance for Credit Losses		4,995		4,895
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		729,021	[1]	711,021	[2]
Allowance for Credit Losses		533		440
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		45,335	[1]	40,653	[2]
Allowance for Credit Losses		626		532
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		11,379	[1]	11,326	[2]
Allowance for Credit Losses		3,656		3,740
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,041	[1]	1,297	[2]
Allowance for Credit Losses		180		182
Corporate Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		128,892	[1]	128,611	[2]
Allowance for Credit Losses		1,153		1,040
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		114,983	[1]	116,332	[2]
Allowance for Credit Losses		91		56
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		11,030	[1]	10,165	[2]
Allowance for Credit Losses		99		83
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		2,879	[1]	2,113	[2]
Allowance for Credit Losses		963		901
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	[2]			0
Investment Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		178,147	[1]	160,711	[2]
Allowance for Credit Losses		904		723
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		164,443	[1]	147,177	[2]
Allowance for Credit Losses		145		106
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		10,288	[1]	9,783	[2]
Allowance for Credit Losses		89		78
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		2,375	[1]	2,487	[2]
Allowance for Credit Losses		491		356
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,041	[1]	1,264	[2]
Allowance for Credit Losses		180		182
Private Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		272,375	[1]	261,122	[2]
Allowance for Credit Losses		2,883		3,018
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		243,896	[1]	235,067	[2]
Allowance for Credit Losses		283		269
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		22,609	[1]	19,526	[2]
Allowance for Credit Losses		433		365
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		5,870	[1]	6,496	[2]
Allowance for Credit Losses		2,167		2,383
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	[2]			33
Asset Management [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,910	[1]	2,276	[2]
Allowance for Credit Losses		0		2
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,861	[1]	2,218	[2]
Allowance for Credit Losses		0		1
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		49	[1]	58	[2]
Allowance for Credit Losses		0		1
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Allowance for Credit Losses		0
Capital Release Unit [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		2,000	[1]	3,165	[2]
Allowance for Credit Losses		36		103
Capital Release Unit [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,769	[1]	2,743	[2]
Allowance for Credit Losses		1		2
Capital Release Unit [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		115	[1]	210	[2]
Allowance for Credit Losses		2		1
Capital Release Unit [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		115	[1]	212	[2]
Allowance for Credit Losses		34		99
Corporate & Other [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		203,453	[1]	208,413	[2]
Allowance for Credit Losses		18		10
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		202,069	[1]	207,485	[2]
Allowance for Credit Losses		13		6
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		1,244	[1]	910	[2]
Allowance for Credit Losses		4		3
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount		140	[1]	18	[2]
Allowance for Credit Losses		€ 1		€ 1

[1]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
[2]	[1]Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.